GS Mortgage-Backed Securities Trust 2021-PJ7 ABS-15G

Exhibit 99.3 Schedule 8

Loan Level Exceptions
Run Date - XX/XX/XXXX

Recovco ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions
XXXXXXX	XXXXXXX	XXXXXXX	G-Rate GR 12 March 2021	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXX	XXXXXXX	G-Rate GR 11 March 2021	3	2	1	3	1	1	2	1	*** (WAIVED) Appraisal dated after closing - EV 3 COMMENT: Updated origination appraisal value is from post-consummation DU			*** (WAIVED TO LEVEL 2 BY CLIENT) Appraisal dated after closing: XX/XX/XXXX
XXXXXXX	XXXXXXX	XXXXXXX	G-Rate GR 11 March 2021	3	2	1	3	1	1	2	1	*** (WAIVED) Appraisal dated after closing - EV 3 COMMENT: Updated origination appraisal value is from post-consummation DU			*** (WAIVED TO LEVEL 2 BY CLIENT) Appraisal dated after closing: XX/XX/XXXX
XXXXXXX	XXXXXXX	XXXXXXX	G-Rate GR 11 March 2021	3	2	1	3	1	1	2	1	*** (WAIVED) Appraisal dated after closing - EV 3 COMMENT: Updated origination appraisal value is from post-consummation DU			*** (WAIVED TO LEVEL 2 BY CLIENT) Appraisal dated after closing: XX/XX/XXXX
XXXXXXX	XXXXXXX	XXXXXXX	G-Rate GR 11 March 2021	3	2	1	3	3	1	2	1	***(CURED) The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (new advance of money with the same creditor). Model H-8 was provided; however, because the property is located in XX (XXX), model H-9 should have been used. *** (WAIVED) Appraisal dated after closing - EV 3
												COMMENT: Updated origination appraisal value is from post-consummation DU		XX/XX/XXXX Cleared	*** (WAIVED TO LEVEL 2 BY CLIENT) Appraisal dated after closing: XX/XX/XXXX
XXXXXXX	XXXXXXX	XXXXXXX	G-Rate GR 12 March 2021	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXX	XXXXXXX	G-Rate GR 12 March 2021	1	1	1	1	1	1	1	1